Capital	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Capital

Note 14. Capital

14.1 Share capital issued

Accounting policy

Share capital comprises ordinary shares and shares with double voting rights classified in equity. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in equity. Repurchased own shares are classified as treasury shares and deducted from equity.

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands			in $
Balance as of January 1, 2016	2,323	509,938	35,178,614	0.05

Capital increase by issuance of ordinary shares (BSA, BSPCE and free shares)	9	723	156,446	—

Non-cash stock based compensation expense	—	57,524	—	—

Balance as of December 31, 2016	2,332	568,185	35,335,060	0.05

Capital Increase	26		466,950
Exercise of share warrants, employee warrants and stock options	9	2,921	158,052
Non-cash stock based compensation expense		42,968
Other movements		(37)

Balance as of December 31, 2017	2,367	614,037	35,960,062	0.05

Capital Increase	379	178,230	6,146,000
Exercise of share warrants, employee warrants and stock options	19	7,751	324,007
Non-cash stock based compensation expense		28,507

Balance as of December 31, 2018	2,765	828,525	42,430,069	0.05

Capital evolution in 2018

•

During the full year ended December 31, 2018, 6,146,000 ordinary shares were issued upon the closing of a follow-on offering for net proceeds, after deducting underwriting discounts and commissions and offering expenses, of $178,611,687 ; 1,939 ordinary shares were issued upon the exercise of 1,867 employee warrants (“bons de souscription de parts de créateurs”) for total proceeds of $14,112; 322,068 ordinary shares were issued upon the exercise of 322,068 stock options for total proceeds of $7,525,542 and 160,000 non-employees warrants (“bons de souscription d’actions”) were subscribed for total proceeds of $230,629.

Capital evolution in 2017

•

During the full year ended December 31, 2017, 126,179 ordinary shares were issued upon the exercise of 121,492 employee warrants (“bons de souscription de parts de créateurs”) for a total amount of $2,173,058; 466,950 free shares were converted to 466,950 ordinary shares; 31,873 ordinary shares were issued upon the exercise of 31,873 stock options for a total amount of $734,234 and 228,000 non-employees warrants (“bons de souscription d’actions”) were subscribed for a total amount of $252,171.

Capital evolution in 2016

•	During the year ended December 31, 2016, we issued 156,446 ordinary shares resulting from exercise of 50,000 BSA and 6,700 BSPCE and acquisition of 99,488 free shares.

BSA 2011:

On October 28, 2011, using the delegation of authority granted by the General Assembly held the same day, we issued 12,195,113 warrants (Bon de Souscription d’Actions or “BSA”) to the existing shareholders with a ratio of one BSA for one share. October 28, 2014 was the closing date for the exercise of the “BSA 2011.” Pursuant to the terms of the plan, we issued 1,470,836 ordinary shares for gross proceeds of $16.4 million.

Voting rights:

After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.

•	At December 31, 2018, we had 42,430,069 ordinary shares outstanding of which 5,016,911 had a double voting right.

•	At December 31, 2017, we had 35,960,062 ordinary shares outstanding of which 5,155,335 had a double voting right

•	At December 31, 2016, we had 35,333,060 ordinary shares outstanding of which 4,531,047 had a double voting right.

Otherwise, our ordinary shares are not entitled to any preferential voting right or restriction.

14.2 Share warrants and non-employee warrants

Share warrants and non-employee warrants consist of Bon de Souscription d’Action (“BSAs”) which are granted to our board members and consultants.

Date	Type	Number of options/warrants/ shares oustanding as of 01/01/2018	Number of options/warrants/ shares granted	Number of options/warrants/ shares vested/exercised	Number of options/warrants/ shares voided	Number of options/warrants/ shares oustanding as of 12/31/2018	Maximum of shares to be issued	Number of options/warrants/ shares exercisable as of 12/31/2018
02/28/2008	BSPCE D	1,867	—	1,867	—	—	—	—
07/27/2010	BSPCE E	19,702	—	—	—	19,702	20,464	19,702
05/18/2015	Free shares	15,600	—	—	—	15,600	15,600	—
03/24/2015	Stock Options	1,749,055	—	—	18,409	1,730,646	1,730,646	1,622,458
03/27/2015	BSA	180,000	—	—	50,000	130,000	130,000	130,000
05/18/2015	BSA	50,000	—	—	—	50,000	50,000	50,000
09/08/2015	BSA	274,200	—	—	50,000	224,200	224,200	224,200
09/08/2015	Stock Options	1,802,000	—	—	32,000	1,770,000	1,770,000	1,438,098
03/14/2016	BSA	187,200	—	—	40,175	147,025	147,025	98,017
03/14/2016	Stock Options	1,945,948	—	127,828	32,849	1,785,271	1,785,271	1,192,064
10/28/2016	BSA	148,000	—	—	—	148,000	148,000	98,667
10/28/2016	Stock Options	2,615,601	—	191,740	54,172	2,369,689	2,369,689	1,093,924
10/11/2017	BSA	240,000	—	—	40,000	200,000	200,000	66,667
10/11/2017	Stock Options	1,220,000	—	—	37,500	1,182,500	1,182,500	297,500
10/08/2018	Free shares	—	43,000	—	—	43,000	43,000	—
10/08/2018	Stock Options	—	100,000	—	—	100,000	100,000	—
	Total	10,449,173	143,000	321,435	355,105	9,915,633	9,916,395	6,331,296

Holders of vested stock options and warrants are entitled to subscribe to a capital increase of Cellectis at predetermined exercise price.

•

In 2018, our subsidiary Calyxt Inc. granted stock options and restricted stock unit in Calyxt Inc. representing as of December 31, 2018 a 3.1% interest of that subsidiary if fully exercised to a group of its employees, directors, executive officers and consultants. The compensation expense for 2018 amounted to $3.3 million (see Note 15).

•

In June 2017, our subsidiary Calyxt Inc. granted stock options and restricted stock unit in Calyxt Inc. representing as of December 31, 2017 a 9.8% interest of that subsidiary if fully exercised to a group of its employees, directors and executive officers. The compensation expense for 2017 amounted to $5.2 million (see Note 15);

•

In April 2016, our subsidiary Calyxt Inc. granted options in Calyxt Inc. representing as of December 31, 2017 a 4.9% interest of that subsidiary if fully exercised to a small group of its employees, directors and executive officers. The compensation expense for 2017 amounted to $0.2 million (see Note 15).

14.3 Non-controlling interests

On July 25, 2017, Calyxt closed its IPO with $64.4 million in gross proceeds to Calyxt from the sale of 8,050,000 shares at $8 per share, including the full exercise of the underwriter’s over-allotment option and Cellectis’ purchase of $20.0 million of shares in the IPO. On May 22, 2018, Calyxt Inc completed a follow-on offering of its common stock. Calyxt Inc sold an aggregate of 4,057,500 shares of common stock at a price of $15.00 per share. In the aggregate, Calyxt Inc received net proceeds of approximately $57.0 million, after deducting underwriting discounts and commissions of $3.2 million and offering expenses totaling approximately $0.7 million. As part of the follow-on offering, Cellectis SA purchased 550,000 shares of common stock for a value of $8.3 million, the proceeds of which are included in the net proceeds of approximately $57.0 million. As of December 31, 2018, non-controlling interests represent 30.5% of Calyxt shares.

The following table summarizes the information relating to each of our subsidiaries that reported non-controlling interest (“NCI”):

	CALYXT
	2017	2018
	$ in thousands
Revenue	747	236
Net Profit (Loss)	(18,837)	(28,517)

Net Profit (Loss) attributable to NCI	(4,315)	(9,640)

Other comprehensive income	(5,856)	(5,373)
Total comprehensive income	(24,693)	(33,891)

Total comprehensive income attributable to NCI	(4,723)	(10,330)

Current assets	59,753	97,735
Non-current assets	2,072	4,539
Current liabilities	3,027	5,460
Non-current liabilities	—	826

Net assets	64,852	95,987

Net assets attributable to NCI	13,145	29,257

14.4 Treasury shares

In 2008, Cellectis executed a liquidity contract with Natixis Securities (“Natixis”). This contract entitles Natixis to transact on Euronext, on our behalf, in order to enhance the liquidity of transactions and regularity of quotation of our ordinary shares, in an independent way, without hindering the functioning of the market or misleading investors.

The initial advance payment made to Natixis Securities for the purpose of making transactions under this contract was $0.4 million. As of December 31, 2017, $0.3 million are classified in treasury shares and the balance is presented in the line item “Other non-current financial assets” in the statements of consolidated financial position.

In 2018, we terminated our liquidity contract.